Cover	3 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 19, 2024
Entity Registrant Name	PARKE BANCORP, INC.
Entity Incorporation, State or Country Code	NJ
Entity File Number	0-51338
Entity Tax Identification Number	65-1241959
Entity Address, Address Line One	601 Delsea Drive
Entity Address, City or Town	Washington Township
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08080
City Area Code	856
Local Phone Number	256-2500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.10 per share
Trading Symbol	PKBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001315399
Amendment Flag	false